Employee Defined Benefit Obligations - Summary of Employee Defined Benefit Obligations (Details) - CAD ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of defined benefit plans [line items]
Net defined benefit pension asset	$ (17.0)	$ (47.3)
Net defined benefit liability	58.7	91.2
Pension defined benefit plans
Disclosure of defined benefit plans [line items]
Net defined benefit pension asset	(17.0)	(47.3)
Net defined benefit liability	42.8	73.7
Net defined benefit liability (asset)	25.8	26.4	$ 43.8
Post employment benefit plans
Disclosure of defined benefit plans [line items]
Net defined benefit liability	$ 15.9	$ 17.5